Disclosures on Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	$ 223.4	₨ 16,330.3	₨ (28,540.1)
Foreign currency forward exchange contracts and options [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	259.4	18,957.2	(24,631.9)
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	1.8	133.2	(6,394.7)
Others including interest rate and currency swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	$ (37.8)	₨ (2,760.1)	₨ 2,486.5